Assumptions Used in Black-Scholes Option Pricing Model for Warrants (Detail) - Tranche I	12 Months Ended
Dec. 31, 2018
Class of Warrant or Right [Line Items]
Risk-free interest rate	2.62%
Expected volatility of common stock	100.20%
Dividend yield	0.00%
Expected life of warrants	1 year 10 months 24 days